Comparative figures	12 Months Ended
Mar. 31, 2022
Comparative Figures
Comparative figures

Note 18 — Comparative figures

The comparative figures of the consolidated balance sheet and consolidated statement of operations and comprehensive loss were reclassified to conform to the presentation in current year.

 For the comparative figures of the consolidated balance sheet, the accrued expenses and other payables and the value added and other tax payable were combined and disclosed as accrued expense and other current payables in current year. For the comparative figures of the consolidated statement of operations and comprehensive loss, the business tax, which was offset with the net sales in last year, was allocated to the cost of sales in current year; the income tax expense in last year was reclassified to the other income, net in current year. Saved as disclose above, all other comparative figures of the consolidated balance sheet and consolidated statement of operations and comprehensive loss remains unchanged.